Income Taxes - Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal provision at statutory rate	21.00%	21.00%	21.00%
Tax credits	1.10%	1.00%	2.20%
Non-deductible executive compensation	(1.8)	0	0
Stock-based compensation	0.10%	0.00%	(0.10%)
Convertible notes	(10.90%)	(1.60%)	0.00%
Fair value adjustment	2.50%	2.50%	0.00%
Change in valuation allowance	(11.60%)	(22.80%)	(22.30%)
Other	(0.30%)	(0.10%)	(0.80%)
Effective tax rate	0.10%	0.00%	0.00%